Subsequent Event	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On January 13, 2016, the Company entered into the Seventh Amendment to the Amended Credit Agreement, which increased the aggregate notional volume limitations for our hedging arrangements contained in the Amended Credit Agreement for the first 18 months after any commodity swap agreement or secured firm transportation reimbursement agreement is entered into.
On February 1, 2016, Strike Force Holdings, a wholly-owned subsidiary of the Company and Gulfport Midstream Holdings, LLC (“Gulfport Midstream”) a wholly-owned subsidiary of Gulfport, entered into an Amended and Restated Limited Liability Company Agreement (the “Strike Force LLC Agreement”) of Strike Force Midstream LLC (“Strike Force Midstream”) to engage in the natural gas midstream business in approximately 319,000 acres in Belmont and Monroe Counties, Ohio. Under the terms of the Strike Force LLC Agreement, Strike Force Holdings made an initial contribution to Strike Force Midstream of certain pipelines, facilities and rights of way and cash in the amount of $41.0 million in exchange for a 75% membership interest in Strike Force Midstream. Gulfport Midstream made an initial contribution of a gathering system and related assets in exchange for a 25% membership interest in Strike Force Midstream.
On February 17, 2016, Midstream Holdings and Rice Midstream GP Holdings LP, a newly-formed Delaware limited partnership (“GP Holdings”) and subsidiary of Midstream Holdings, entered into a securities purchase agreement (the “Securities Purchase Agreement”) with EIG Energy Fund XVI, L.P., a Delaware limited partnership, EIG Energy Fund XV-E, L.P., a Delaware limited partnership, and EIG Holdings (RICE) Partners, LP, a Delaware limited partnership (collectively, the “Purchasers”), pursuant to which (i) Midstream Holdings agreed to sell 375,000 Series B Units (“Series B Units”) in Midstream Holdings with an aggregate liquidation preference of $375.0 million and (ii) GP Holdings agreed to sell common units (“GP Common Units”) representing an 8.25% limited partner interest in GP Holdings for aggregate consideration of $375.0 million in a private placement (the “Midstream Holdings Investment”) exempt from the registration requirements under the Securities Act. The Midstream Holdings Investment closed on February 22, 2016 (the “Closing Date”).
After September 30, 2016 and prior to the eighteen-month anniversary of the Closing Date, upon the satisfaction of certain financial and operational metrics, Midstream Holdings has the right to require the Purchasers to purchase additional Series B Units and GP Common Units on the terms set forth above. Midstream Holdings may require the Purchasers to purchase at least $25.0 million of additional units on up to three occasions, up to a total aggregate amount of $125.0 million. Pursuant to the Securities Purchase Agreement, Midstream Holdings is required to pay the Purchasers a quarterly cash commitment fee of 2.0% per annum on any undrawn amounts of the additional $125.0 million commitment. Midstream Holdings will use $75.0 million of the proceeds to reduce outstanding borrowings under its credit facility and to pay transaction fees and expenses, and the remaining $300.0 million will be distributed to the Company.
On February 19, 2016, Midstream Holdings entered into the Second Amendment (the “Second Amendment”) to the Midstream Holdings Revolving Credit Facility. Among other changes, the Second Amendment: (i) permits cash distributions by GP Holdings to the Purchasers, subject to certain limitations; (ii) permits a one-time contribution of common units of RMP from Midstream Holdings to GP Holdings; (iii) amends the definition of “Disqualified Capital Stock” to permit a put right feature in connection with the Midstream Holdings Investment; (iv) amends the definition of “Change in Control” to include any change of control under the documents entered into in connection with the Midstream Holdings Investment; (v) expands cross-default to the documents entered into in connection with the Midstream Holdings Investment; and (vi) excludes proceeds from a scheduled sale of equity interests in GP Holdings to an investor from the mandatory prepayment provision.
On April 12, 2016, the Company announced that it has entered into a stalking horse asset purchase agreement (“asset purchase agreement”) to acquire Marcellus and Utica Assets in central Greene County, Pennsylvania from Alpha Natural Resources Inc. (“Alpha”) for $200.0 million (the “Alpha Acquisition”). Pursuant to the terms of the asset purchase agreement, the Company will acquire leasehold interest in approximately 27,400 net undeveloped Marcellus acres, plus an additional 3,200 gross acres owned in fee that are currently leased to the Company and generating royalty cash flow. In addition, the aforementioned acreage includes the rights to the deep Utica on 23,500 net acres. Alpha is conducting the sale of the assets pursuant to Section 363 of the United States Bankruptcy Code. The proposed asset purchase agreement constitutes a “stalking horse bid” in accordance with the bidding procedures approved by the bankruptcy court. Although the Company’s stalking horse bid was approved by the bankruptcy court, Alpha may still be required to hold an auction for these assets before the Company can consummate the acquisition. Consummation of the acquisition would be subject to the Company being selected as the successful bidder in any such auction and bankruptcy court approval.
On April 15, 2016, the Company issued and completed a public offering (the “April 2016 Equity Offering”) of an aggregate of 29,858,891 shares of common stock at $16.35 per share, which included 20,000,000 shares sold by the Company and 9,858,891 shares sold by NGP Holdings. On April 21, 2016, NGP Holdings sold an additional 4,478,834 shares of common stock pursuant to the exercise of the underwriters option to purchase additional shares. After deducting underwriting discounts and commissions of $15.0 million and transaction costs, the Company received net proceeds of $311.7 million. The Company received no proceeds from the sale of shares by NGP Holdings. The Company intends to use a portion of the net proceeds from this offering to finance the Alpha Acquisition and the remainder for general corporate purposes. If the Alpha Acquisition is not consummated, the Company intends to use the net proceeds for general corporate purposes, which may include funding a portion of its 2017 capital budget.